Annual Total Returns [BarChart] - VY Baron Growth Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	1.89%
2012	19.40%
2013	38.50%
2014	4.06%
2015	(5.27%)
2016	5.06%
2017	27.86%
2018	(2.15%)
2019	38.24%
2020	32.89%